Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 2,452	[1]	$ 1,592
Dividends paid to non-controlling interest	$ 199		133
Scotiabank Chile S A [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	24.50%
Non-controlling interests in subsidiaries	$ 917		191
Dividends paid to non-controlling interest	$ 115		14
Scotiabank Colpatria -S- -A- [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%
Non-controlling interests in subsidiaries	$ 519		445
Dividends paid to non-controlling interest			38
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	28.20%
Non-controlling interests in subsidiaries	$ 340		300
Dividends paid to non-controlling interest	$ 17		17
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.10%
Non-controlling interests in subsidiaries	$ 365		354
Dividends paid to non-controlling interest	49		56
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	311		302
Dividends paid to non-controlling interest	$ 18		$ 8
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.10%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).